Transactions with Related Parties	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 14:- TRANSACTIONS WITH RELATED PARTIES

The Company’s policy is to enter into transactions with related parties on terms that, on the whole, are no less favorable, than those available from unaffiliated third parties. Based on the Company’s experience in the business sectors in which it operates and the terms of its transactions with unaffiliated third parties, the Company believes that all of the transactions described below met this policy at the time they occurred.

1.	Fritz Companies Israel T. Ltd. (“Fritz”)

Fritz is a logistics company which is owned, in part, by few of the Company’s Board members. The Company has an ongoing logistic contract with Fritz. During the six months ended June 30, 2020 and 2019 logistic service fees amounted to $1,396 and $1,510, respectively.

2.	Acord Insurance Agency Ltd. (“Acord”)

Acord is an insurance company which is owned, in part, by the Chairman of the Board. The Company entered a business and professional insurance contracts with Acord. During the six months ended June 30, 2020 and 2019 total premium under the contracts was $551 and $355, respectively.

3.	Priority Software Ltd. (“Priority”)

Priority is the Company’s ERP solution provider, which is owned, in part by few of the Company’s Board members. During the six months ended June 30, 2020 and 2019 maintenances fees and additional licenses acquired amounted to $35.